Schedule of Share-based Compensation, Stock Options (Details) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 1	0.50
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 2	$ 150,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 3	0.25
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 4	175,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 5	0.20
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 6	35,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 7	0.42
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 8	200,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 9	0.45
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 10	1,100,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 11	1,660,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 12	0.42
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 13	0.32
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 14	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 15	0.50
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 16	0.19
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 1		0.50
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 2		40,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 3		0.50
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 4		150,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 5		0.25
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 6		1,025,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 7		0.20
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 8		100,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 9		0.20
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 10		135,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 11		1,450,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 12		0.27
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 13		0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 14		0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 15		0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 16		$ 0